Stockholders' Deficit - Schedule of Warrants Granted Using the Black-Scholes Valuation Model (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate
Expected term (years)
Expected volatility
Expected dividends					0.00%
Warrants and Rights Outstanding, Measurement Input
Expected dividends [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input					0
Warrant [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate
Expected term (years)
Expected volatility
Expected dividends	0.00%		0.00%	0.00%
Minimum [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate					3.62%
Expected term (years)					5 years 6 months
Expected volatility					95.00%
Minimum [Member] | Risk-free interest rate [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input					3.64
Minimum [Member] | Expected term (years) [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input					1
Minimum [Member] | Expected volatility [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input					86
Minimum [Member] | Warrant [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate	4.16%		3.58%	4.25%
Expected term (years)	3 years 8 months 4 days		3 years 8 months 4 days	1 year 6 months
Expected volatility	81.50%		80.50%	86.00%
Maximum [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate					3.67%
Expected term (years)					6 years
Expected volatility					97.00%
Maximum [Member] | Risk-free interest rate [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input					4.37
Maximum [Member] | Expected term (years) [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input					7
Maximum [Member] | Expected volatility [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input					108
Maximum [Member] | Warrant [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate	4.26%		4.26%	4.37%
Expected term (years)	5 years		5 years	7 years
Expected volatility	84.20%		84.20%	98.00%